Receivables from Customers, Traders and Concession Holders - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables from Customers, Traders and Concession Holders
Reversal of amounts to be refunded to consumers	R$ (411)
Billing period for estimated expected loss average history of non-collection over the total amount billed in each month	36 months
Billing period for estimated expected loss average history of non-collection over the total amount billed in each month for regular consumer	36 months
Billing period for estimated expected loss average history of non-collection over the total amount billed in each month for irregular consumption	18 months
Expected losses fully recognized for accounts overdue duration	36 months